Commitments and Contingencies - Additional information (Detail)		6 Months Ended		12 Months Ended
	Nov. 20, 2013 USD ($)	Jun. 30, 2015 USD ($) ft²	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Commitments And Contingencies [Line Items]
Leased area | ft²		86,000
Expense related to lease termination penalty		$ 3,480,000	$ 1,415,000	$ 3,700,000	$ 2,700,000	$ 2,400,000
Consumer loans guaranteed by Company		31,500,000	34,900,000	36,300,000	41,400,000
Losses on consumer loans guaranteed		1,428,000	1,581,000	$ 1,576,000	$ 2,047,000
Administrative penalty to be paid by CNU of California, LLC		10,000
Estimated sublease income		1,700,000
Minimum
Commitments And Contingencies [Line Items]
Remaining term on operating leases				2 years
Maximum
Commitments And Contingencies [Line Items]
Remaining term on operating leases				5 years
Consumer Financial Protection Bureau
Commitments And Contingencies [Line Items]
Penalty payment	$ 5,000,000
Consumer Financial Protection Bureau | Cash America International Inc.
Commitments And Contingencies [Line Items]
Penalty payment	2,500,000
Consumer Financial Protection Bureau | Enova
Commitments And Contingencies [Line Items]
Penalty payment	$ 2,500,000
New Chicago Headquarters
Commitments And Contingencies [Line Items]
Leased area | ft²				160,000
Lease term				12 years
Lease renew term				Two five-year terms
Incentive from lessor				$ 9,800,000
Rent abatements				8,500,000
Lease Termination Costs
Commitments And Contingencies [Line Items]
Expense related to lease termination penalty		2,763,000	$ 1,415,000	$ 1,400,000
Other Exit Costs
Commitments And Contingencies [Line Items]
Expense related to lease termination penalty		$ 717,000